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                                            File No. 33-23458
                                            Filed under Rule 497(e)

GOLDEN AMERICAN LIFE INSURANCE COMPANY

                                   PROFILES
                                     AND
                            PROSPECTUS SUPPLEMENT
                               DECEMBER 10, 1999

                                    to the

                Profiles and Prospectuses dated May 1, 1999 for the Deferred Combination Variable and Fixed Annuity Contracts
      (the "GoldenSelect Access/R/ Profile and Prospectus," "GoldenSelect DVA/R/ Profile and Prospectus," "GoldenSelect DVA Plus/R/ Profile
       and Prospectus," and "GoldenSelect DVA Series 100/R/ Profile and
                                   Prospectus,")

                                     and

              Flexible Premium Variable Life Insurance Policies
                   (the "GoldenSelect Genesis I/R/ and
                GoldenSelect Genesis Flex/R/ Prospectus")

                                  issued by

                  Golden American Life Insurance Company


    Effective February 1, 2000, Capital Guardian Trust Company will become Portfolio Manager to the Small Cap Series and the Managed Global Series.

    This supplement should be retained with your GoldenSelect Prospectus.





106152                                                     12/99


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